Pax World Funds Series Trust I

Supplement Dated April 4, 2016
 to the Prospectus and Statement of Additional Information dated April 1, 2016

Subject to the approval of shareholders of Pax Growth Fund (the “Fund”), it is expected that on or about June 30, 2016, Aperio Group LLC will begin serving as sub-adviser to the Fund and the Fund’s name will change to Pax ESG Beta Quality Fund.

In connection with these changes, it is expected that the Fund’s principal investment strategies and expenses will change, and the Prospectus and Statement of Additional Information will be amended, as follows:

PROSPECTUS

The table entitled Annual Fund Operating Expenses at the top of the page will be replaced in its entirety with the following:

	Institutional	Individual	Class A	Class R
Management Fee*	0.65%	0.65%	0.65%	0.65%
12b-1 Fee	0.00%	0.25%	0.25%	0.50%
Other Expense*	0.00%	0.00%	0.00%	0.00%
Gross Expense	0.65%	0.90%	0.90%	1.15%

*	Management fees shown have been restated to reflect changes in the Fund’s investment advisory agreement expected to be effective on or about June 30, 2016. The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses.

The table in the section entitled Example of Expenses at the bottom of the page will be replaced in its entirety with the following:

ESG Beta Quality Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$66	$208	$362	$810
Individual Investor Class	$92	$287	$498	$1,108
Class A	$637	$821	$1,021	$1,597
Class R	$117	$365	$633	$1,398

The section entitled Principal Investment Strategies will be replaced in its entirety with the following:

Under normal market conditions, the Fund invests primarily in large-capitalization domestic equity securities that the Adviser believes have strong Environmental, Social and Governance (ESG) profiles that exhibit higher “quality” characteristics and reasonable valuations. Specifically, the strategy favors securities with stronger ESG scores (as determined by the Adviser), higher profitability, higher earnings quality (based on a quantitative assessment of operating fundamentals and accruals), lower risk (i.e., the historic volatility of a security relative to the overall market) and lower valuations relative to the Russell 1000 Index.

The Adviser utilizes a quantitative process, optimizing ESG, quality factors and valuation factors relative to benchmark constraints.

ESG scores are calculated based on the Adviser’s assessment of an issuer’s ESG profile. The scores emphasize management of ESG-related risks, incorporate ESG trends (taking into account progress or regression in a company’s ESG profile) and adjust for involvement in significant ESG-related controversies.

Quality factors include but are not limited to quantitative determinations of profitability, earnings quality and risk. Valuation scores reflect a combination of earnings-based valuation measures.

The Fund may invest a portion of its assets in securities of non-U.S. issuers, including emerging market investments and American Depositary Receipts (“ADRs”), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs.

The Fund may utilize derivatives for hedging and for investment purposes

Under the section entitled Principal Risks, the risk description subtitled Small- and Medium Sized Capitalization Company Risk will be deleted in its entirety. The following risk descriptions will be added:

Equity Securities Risk The market price of equity securities may fluctuate significantly, rapidly and unpredictably, causing the Fund to experience losses. The prices of equity securities generally are more volatile than the prices of debt securities.

Value Securities Risk The Fund may invest in companies that may not be expected to experience significant earnings growth, but whose securities the investment adviser believes are selling at a price lower than their true value. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If the investment adviser’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the investment adviser anticipates.

Quantitative Models Risk Aperio uses quantitative analyses and models as part of its investment process, and any imperfections, errors, or limitations in those analyses and models could affect the Fund’s performance. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or subjective and may not include the most recent information about a company or a security. The Fund also runs the risk that PWM’s or Aperio’s assessment of an investment or its attributes may be wrong or that deficiencies in their internal systems or controls will cause losses for the Fund or impair Fund operations.

The following paragraph will be added to the section entitled Investment Adviser:

PWM has engaged Aperio Group, LLC (“Aperio”) as a subadviser to assist in the management of the ESG Beta Quality Fund’s investments. Aperio has its principal place of business at 3 Harbor Drive, Suite 315, Sausalito, CA.

The section entitled Portfolio Manager will be replaced in its entirety with the following:

Portfolio Managers

The following provides additional information about the individual portfolio managers who have primary responsibility for managing the ESG Beta Quality Fund’s investments.

Portfolio Manager	Since	Title
Ran Leshem	2016	Portfolio Manager
Michael Branch	2016	Portfolio Manager
Robert Tymoczko	2016	Portfolio Manager
Annie Tan	2016	Portfolio Manager
David Loehwing	2016	Portfolio Manager

Page 80-81

The section entitled Principal Investment Strategies will be replaced in its entirety with the following:

Under normal market conditions, the Fund invests primarily in large-capitalization domestic equity securities that the Adviser believes have strong Environmental, Social and Governance (ESG) profiles that exhibit higher quality characteristics and reasonable valuations. Specifically, the strategy favors securities with stronger ESG scores (as determined by the Adviser), higher profitability, higher earnings quality (based on a quantitative assessment of operating fundamentals and accruals), lower risk (i.e., the historic volatility of a security relative to the overall market) and lower valuations relative to the Russell 1000 Index.

The Adviser utilizes a quantitative process, optimizing ESG, quality and valuation factors relative to carefully selected benchmark constraints.

ESG scores are calculated based on the Adviser’s assessment of an issuer’s ESG profile. The scores emphasize management of ESG-related risks, incorporate ESG trends (taking into account progress or regression in a company’s ESG profile) and adjust for involvement in significant ESG-related controversies.

Quality factors include but are not limited to quantitative determinations of profitability, earnings quality and risk. Valuation is determined by considering a combination of earnings-based valuation measures.

The Fund may invest a portion of its assets in securities of non-U.S. issuers, including emerging market investments and American Depositary Receipts (“ADRs”), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs.

The Fund may utilize derivatives for hedging and for investment purposes.

Except as otherwise noted in this Prospectus or the Statement of Additional Information, the ESG Beta Quality Fund’s investment policies are not fundamental and may be changed without a vote of shareholders.

The following paragraph is added after the paragraph that begins on page 107 with the words: “The Pax MSCI International ESG Index Fund invests….”:

With respect to the ESG Beta Quality Fund the Adviser determines an ESG score for each company, based on the Adviser’s assessment of key ESG issues by industry, and calculating ESG scores based on companies’ performance on these key issues. The scores emphasize management of ESG-related risks, incorporate ESG trends (taking into account progress or regression in a company’s ESG profile) and adjust for involvement in significant ESG-related controversies.

The Annual Management Fee Rate for the Fund, set forth in the table in the middle of the page, is replaced with 0.65%.

The reference to the Growth Fund is removed from the first sentence of the section entitled Sub-Advisers.

The following two paragraphs replace the first full paragraph:

For the ESG Beta Quality Fund and the Global Environmental Markets Fund, PWM has engaged investment management firms (the “Sub-Advisers”) to manage each respective Funds’ investments. The Sub-Advisers have full investment discretion and make all determinations with respect to the investment of the Fund which they sub-advise, subject to the general supervision of PWM and the Board of Trustees. PWM (and not the ESG Beta

Quality Fund or the Global Environmental Markets Fund) pays a portion of the advisory fees it receives to the Sub-Advisers in return for their services. The following provides summary information about each Sub-Adviser:

Aperio Group, LLC (“Aperio”) is the Sub-Adviser of the ESG Beta Quality Fund. The Sub-Adviser has its principal offices at 3 Harbor Drive, Sausalito, CA. The Sub-Adviser, as of December 31, 2015, had approximately $11.7 billion of funds under management. Aperio focuses on managing customized index portfolios with an emphasis on after-tax return and meeting specific client-driven objectives such as ESG and other criteria.

The first two sentences of the portfolio manager description for Anthony Trzcinka CFA are replaced with the following:

Anthony Trzcinka CFA is part of the portfolio management team for the Balanced Fund and has been involved with the management of the Balanced Fund since 2005. He was also Portfolio Manager of the Growth Fund from 2006-2016 and has been employed by PWM since 2003.

The following descriptions are added to the section entitled Portfolio Managers that begins on Page 114:

Ran Leshem is part of the portfolio management team of the ESG Beta Quality Fund and has been responsible for the management of the Fund since [June 2016]. Mr. Leshem is Aperio’s Chief Investment Officer. He oversees the portfolio management and operations of Aperio’s US, foreign, and global products. Ran has extensive experience in applying quantitative techniques and information technology to complex operational problems. Prior to joining Aperio in 2006, Ran was a Manager, Operating Strategy, at the Gap, Inc. Ran received his Bachelor's degree in Mathematics from the University of Waterloo, Canada, where he received the Hewlett Packard Award for academic excellence, and his MBA from the University of California at Berkeley.

Robert Tymoczko is part of the portfolio management team of the ESG Beta Quality Fund and has been responsible for the management of the Fund since [June 2016]. Mr. Tymoczko is responsible for overseeing the day-to-day portfolio management and strategy implementation of all investment products at Aperio. Prior to joining Aperio, Robert was a Managing Partner at AlphaStream Capital Management, LLC, where he was responsible for quantitative research and portfolio management. Before AlphaStream, Robert was Lead Portfolio Manager and Co-Head of U.S. Quantitative Equity Products at Zurich Scudder Investments. Robert received his BA in Quantitative Economics from Stanford University and his MBA with concentrations in Finance and Econometrics from the University of Chicago.

Michael Branch CFA is part of the portfolio management team of the ESG Beta Quality Fund and has been responsible for the management of the Fund since [June 2016]. Mr. Branch is a Portfolio Research, Trading, and Analytics Associate at Aperio. Prior to joining Aperio, Michael was a Fund Operations Specialist for California Investment Trust, a mutual fund company. Michael received his BS in Finance from the University of Arizona. He holds the Chartered Financial Analyst designation and is a member of the CFA Society of San Francisco.

Annie Tan is part of the portfolio management team of the ESG Beta Quality Fund and has been responsible for the management of the Fund since [June 2016]. Ms. Tan is an Associate Portfolio Manager at Aperio. She is responsible for providing analytical support in the research, portfolio management, and trading of client portfolios. Prior to Aperio, Annie was an investment analyst at Dragon Financial Group. She received her BA in Economics from the University of California at Davis and her MS in Financial Analysis from the University of San Francisco.

David Loehwing is part of the portfolio management team of the ESG Beta Quality Fund with specific focus on the proprietary Pax ESG score and has been responsible for this aspect of the Fund since [June 2016]. Mr. Loehwing is Director of Sustainability Research at Pax World and is responsible for ESG-related research on prospective and current investments. Before joining Pax World, Mr. Loehwing served as Senior Social Research Analyst at Citizens Advisers, and as a Senior Account Manager at the Investor Responsibility Research Center (IRRC). He is a graduate of Bowdoin College.

STATEMENT OF ADDITIONAL INFORMATION

The following table is added to the section entitled Portfolio Managers, Other Accounts Managed:

The following table summarizes information regarding other accounts managed by the portfolio managers of the ESG Beta Quality Fund, excluding the ESG Beta Quality Fund itself. The information is as of December 31, 2015, and includes amounts managed by a team, committee, or other group that includes the portfolio manager.

Portfolio Manager	Number	Assets (in Millions)	Number	Assets (in Millions)
Ran Leshem
Other Registered Investment Companies	3	$269	—	—
Other Pooled Investment Vehicles	—	—	—	—
Other Accounts	2,509	$12,974	—	—
Robert Tymoczko
Other Registered Investment Companies	3	$269	—	—
Other Pooled Investment Vehicles	—	—	—	—
Other Accounts	2,509	$12,974	—	—
Michael Branch
Other Registered Investment Companies	3	$269	—	—
Other Pooled Investment Vehicles	—	—	—	—
Other Accounts	2,509	$12,974	—	—
Dorian Young
Other Registered Investment Companies	3	$269	—	—
Other Pooled Investment Vehicles	—	—	—	—
Other Accounts	2,509	$12,974	—	—

The first line of the first paragraph of the section entitled Conflicts is amended to read as follows:

In managing other portfolios, the Advisers or Impax Asset Management Ltd. and Aperio Group, LLC (the “Sub-Advisers) may be subject to….

For the remainder of the Statement of Additional Information, all references to “Sub-Adviser” are amended to be plural.

Roman numeral (ii) in the section entitled Ownership of Securities is replaced with the following:

(ii) the dollar value of shares of the ESG Beta Quality Fund owned beneficially by Ran Leshem was $0; by Robert Tymoczko was $0; by Michael Branch was $0; by Annie Tan was $0; and by David Loehwing was $0.

The following is added to the section entitled Investment Advisory and Other Services:

Aperio Group, LLC (“Aperio”) is the Sub-Adviser of the ESG Beta Quality Fund. Aperio has its principal offices at 3 Harbor Drive, Sausalito, CA. Aperio, as of December 31, 2015, had approximately $11.7 billion of funds under management. Aperio focuses on managing customized index portfolios with an emphasis on after-tax return and meeting specific client driven objectives such as ESG and other criteria.

Pages 66-67

The three paragraphs beginning with the penultimate paragraph on page 66, in the section entitled Advisory Agreements (which begins on Page 65) are replaced with the following:

Pursuant to sub-advisory agreements (the “Sub-Advisory Agreements”), IAM assists in the management of the Global Environmental Markets Fund’s portfolio of securities and Aperio assists in the management of the ESG Beta Quality Fund’s portfolio of securities. The sub-advisers make decisions with respect to the purchase and sale of investments, subject to the general control of the Board of the Fund and the determination of PWM that the contemplated investments satisfy the sustainable investing criteria applied to the Funds.

The Sub-Advisory Agreements are terminable without penalty by the Fund on sixty days written notice when authorized either by majority vote of the Fund’s outstanding voting shares or by a vote of a majority of its Disinterested Trustees, or by the sub-advisers on sixty days written notice, and will automatically terminate in the event of their assignment. The Sub-Advisory Agreements provide that in the absence of willful misfeasance, bad faith or gross negligence on the part of either of the sub-advisers, or of reckless disregard of its obligations thereunder, the sub-adviser shall not be liable for any action or failure to act in accordance with its duties thereunder.

For its services under the Sub-Advisory Agreement, Impax receives from PWM a fee equal to 0.45% per annum of the Global Environmental Fund’s average daily net assets and Aperio receives from PWM a fee equal to 0.08% per annum of the ESG Beta Quality Fund’s average daily net assets. The fees are accrued daily and paid monthly. The sub-advisers, at their discretion, may voluntarily waive all or a portion of the sub-advisory fee. Investment advisory fees and operating expenses which are attributable to each Class of the Fund will be allocated daily to each Class based on the relative values of net assets at the end of the day. Additional expenses for shareholder services and distribution services provided by participating organizations to Fund shareholders may be compensated by ALPS Distributors, Inc. from its own resources which includes the shareholder servicing fees and past profits, or by PWM and/or the sub-advisers from their own resources which includes the Advisory or sub-advisory fee and administrative services fee. Expenses incurred in the distribution and the servicing of Institutional Class shares shall be paid by PWM. (See “Distribution and Service Plans” herein.)